INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,492,372	$ 2,366,768
Less: accumulated amortization	(610,650)	(532,638)
Intangible assets, net	1,881,722	1,834,130
Amortization expense	50,274	50,351	$ 55,956
Land use rights
Finite-Lived Intangible Assets [Line Items]
Total	2,393,660	2,281,326
Software
Finite-Lived Intangible Assets [Line Items]
Total	39,916	28,794
License for drug manufacturing
Finite-Lived Intangible Assets [Line Items]
Total	$ 58,796	$ 56,648